Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2018	Mar. 31, 2018
Summary Of Significant Accounting Policies
Schedule of Exchange Rates

The following rates were used to translate the accounts of Kuvera France S.A.S. and Kuvera LATAM S.A.S. into USD at the following balance sheet dates.

	December 31, 2018	March 31, 2018
Euro to USD	1.16	n/a
Colombian Peso to USD	0.00031	0.00036

The following rates were used to translate the accounts of Kuvera France S.A.S. and Kuvera LATAM S.A.S. into USD for the following operating periods.

	Nine Months Ended December 31,
	2018	2017
Euro to USD	n/a	n/a
Colombian Peso to USD	0.00034	n/a

The following rates were used to translate the accounts of Kuvera LATAM S.A.S. into USD at the following balance sheet dates.

	March 31, 2018	March 31, 2017
Colombian Peso to USD	0.00036	n/a

The following rates were used to translate the accounts of Kuvera LATAM S.A.S. into USD for the following operating periods.

	Year ended March 31,
	2018	2017
Colombian Peso to USD	0.00034	n/a

Schedule of Long-Lived Assets
	Estimated
	Useful
	Life
	(years)	Value
FireFan mobile application	4	$804,000
Back office software	10	1,074,000
Tradename/trademark - FireFan	5	472,000
Tradename/trademark - United Games	0.45	4,000
Customer contracts/relationships	5	796,000
		3,150,000
Accumulated amortization as of December 31, 2018		(256,509)
Net book value, December 31, 2108		$2,893,491

Furniture, fixtures, and equipment	10 years
Computer equipment	3 years

Schedule of Amortization Expense
Remainder of 2019	$138,582
Fiscal year ending March 31, 2020	562,000
Fiscal year ending March 31, 2021	562,000
Fiscal year ending March 31, 2022	562,000
Fiscal year ending March 31, 2023	422,126
Fiscal year ending March 31, 2020 and beyond	646,783
$2,893,491

Schedule Of Fair Value Assets And Liabilities Measured On Recurring Basis

Items recorded or measured at fair value on a recurring basis in the accompanying consolidated financial statements consisted of the following items as of December 31, 2018:

	Level 1	Level 2	Level 3	Total
Cryptocurrencies	$7,385	$-	$-	$7,385
Total Assets	$7,385	$-	$-	$7,385

Total Liabilities	$-	$-	$-	$-

Items recorded or measured at fair value on a recurring basis in the accompanying consolidated financial statements consisted of the following items as of March 31, 2018:

	Level 1	Level 2	Level 3	Total
Cryptocurrencies	$480,370	$-	$-	$480,370
Total Assets	$480,370	$-	$-	$480,370

Total Liabilities	$-	$-	$-	$-

Items recorded or measured at fair value on a recurring basis in the accompanying consolidated financial statements consisted of the following items as of March 31, 2018:

	Level 1	Level 2	Level 3	Total
Cryptocurrencies	$480,370	$-	$-	$480,370
Total Assets	$480,370	$-	$-	$480,370

Total Liabilities	$-	$-	$-	$-

Items recorded or measured at fair value on a recurring basis in the accompanying consolidated financial statements consisted of the following items as of March 31, 2017:

	Level 1	Level 2	Level 3	Total

Total Assets	$-	$-	$-	$-

Total Liabilities	$-	$-	$-	$-

Schedule of Revenue Generated

Revenue generated for the nine months ended December 31, 2018 is as follows:

	Subscription Revenue	Equipment Sales	Cryptocurrency Mining Revenue	Total
Gross billings	$21,882,055	$698,954	$5,690,380	$28,258,639
Refunds, incentives, credits, and chargebacks	(1,047,007)	(4,000)	(6,501)	(1,057,508)
Amounts paid to supplier	-	-	(3,871,278)	(3,858,528)
Net revenue	$20,835,048	$694,954	$1,812,601	$23,342,603

Revenue generated for the nine months ended December 31, 2017 is as follows:

	Subscription Revenue	Equipment Sales	Cryptocurrency Mining Revenue	Total
Gross billings	$10,371,884	$-	$1,336,895	$11,708,779
Refunds, incentives, credits, and chargebacks	(382,885)	-	-	(382,885)
Amounts paid to supplier	-	-	(796,889)	(796,889)
Net revenue	$9,988,999	$-	$540,006	$10,529,005

Revenue generated for the three months ended December 31, 2018 is as follows:

	Subscription Revenue	Equipment Sales	Cryptocurrency Mining Revenue	Total
Gross billings	$7,204,415	$698,954	$40,779	$7,944,148
Refunds, incentives, credits, and chargebacks	(200,613)	(4,000)	(6,501)	(211,114)
Amounts paid to supplier	-	-	-	-
Net revenue	$7,003,802	$694,954	$34,278	$7,733,034

Revenue generated for the three months ended December 31, 2017 is as follows:

	Subscription Revenue	Equipment Sales	Cryptocurrency Mining Revenue	Total
Gross billings	$3,660,708	$-	$1,336,895	$4,997,603
Refunds, incentives, credits, and chargebacks	(264,816)	-	-	(264,816)
Amounts paid to supplier	-	-	(796,889)	(796,889)
Net revenue	$3,395,892	$-	$540,006	$3,935,898

	March 31, 2018			March 31, 2017
	Subscription Revenue	Cryptocurrency Mining Revenue	Total	Subscription Revenue	Cryptocurrency Mining Revenue	Total
Gross billings	$14,758,614	$8,885,798	$23,644,412	$14,578,164	$-	$14,578,164
Refunds, incentives, credits, and chargebacks	(859,035)	-	(859,035)	(1,705,217)	-	(1,705,217)
Amounts paid to supplier	-	(4,867,945)	(4,867,945)	-	-	-
Net revenue	$13,899,579	$4,017,853	$17,917,432	$12,872,947	$-	$12,872,947

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share
	December 31, 2018	December 31, 2017
Options to purchase common stock	35,000	35,000
Warrants to purchase common stock	5,552,497	6,552,310
Totals	5,587,497	6,557,310

	March 31, 2018	March 31, 2017
Convertible notes payable	-	17,045,455
Options to purchase common stock	35,000	35,000
Warrants to purchase common stock	6,169,497	6,534,810
Total	6,204,497	23,615,265